BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 18,544	$ 13,113
Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	18,676
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(132)
2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,405
2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,019
2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,680
2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,927
2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,503
Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,142
Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,731	5,397
Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,726
Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5
Utilities | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	463
Utilities | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	418
Utilities | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	330
Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,936
Utilities | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	830
Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,749
Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,544	3,444
Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,602
Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(58)
Transport | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	362
Transport | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	355
Transport | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	489
Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	361
Transport | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	560
Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,475
Energy
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,346	3,155
Energy | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,406
Energy | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(60)
Energy | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	498
Energy | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	240
Energy | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	750
Energy | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	618
Energy | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,107
Energy | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,193
Data Infrastructure
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	923	$ 1,117
Data Infrastructure | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	942
Data Infrastructure | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(19)
Data Infrastructure | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	82
Data Infrastructure | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6
Data Infrastructure | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	111
Data Infrastructure | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	12
Data Infrastructure | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6
Data Infrastructure | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 725